Derivative Financial Instruments and Hedge Accounting - Summary of Fair Value of Non Derivative Financial Instruments (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Hedge of Net Investments in Foreign Operations
Non Derivative Financial Instruments Designated As Hedging Instruments At Fair Value [Line Items]
Debentures in foreign currencies	₩ 1,509,978	₩ 1,211,215